DEFERRED GOVERNMENT GRANTS (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
DEFERRED GOVERNMENT GRANTS.
Summary of deferred government grants

	March 31, 2022	September 30, 2022	September 30, 2022
	(RMB)	(RMB)	($)
		(Unaudited)	(Unaudited)
Government grants for property, plant and equipment
Balance at beginning of the year	21,847,340	22,030,690	$3,103,001
Addition	1,552,000	1,200,000	169,019
Recognized as income	(1,368,650)	(727,839)	(102,515)
Subtotal	22,030,690	22,502,851	$3,169,505
Government grants for research and development
Balance at beginning of the year	11,158,551	10,318,528	$1,453,355
Addition	—
Recognized as income	(840,023)	(8,498,712)	(1,197,036)
Subtotal	10,318,528	1,819,816	$256,319
Total deferred government grants	32,349,218	24,322,667	$3,425,824
Less: current portion	(2,295,701)	(3,495,701)	(492,366)
Non-current portion	30,053,517	20,826,966	$2,933,458

	As of March 31,
	2021	2022	2022
	(RMB)	(RMB)	(US$)
Government grants for property, plant and equipment
Balance at beginning of the year	21,096,442	21,847,340	$3,441,502
Addition	2,000,000	1,552,000	244,479
Recognized as income	(1,249,102)	(1,368,650)	(215,597)
Subtotal	21,847,340	22,030,690	$3,470,384
Government grants for research and development
Balance at beginning of the year	10,387,874	11,158,551	$1,757,750
Addition	1,610,700	—	—
Recognized as income	(840,023)	(840,023)	(132,325)
Subtotal	11,158,551	10,318,528	$1,625,425
Total deferred government grants	33,005,891	32,349,218	$5,095,809
Less: current portion	(2,121,645)	(2,295,701)	(361,630)
Non-current portion	30,884,246	30,053,517	$4,734,179